10 State House Square
                                                         Hartford, CT 06013-3602
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                                                         Ellen Valvo
                                                         Paralegal
                                                         AFS Law SH11
December 21, 1999                                        (860) 275-2166
                                                         Fax:  (860) 275-2158


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing Desk

Re:    Aetna Variable Portfolios, Inc.
       File Nos. 333-05173 and 811-7651
       Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 10 of Aetna Variable Portfolios, Inc. (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo
    -----------
    Ellen Valvo